Components of net periodic postretirement benefit cost (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Pension and Other Postretirement Benefits Disclosure [Line Items]
Amortization of prior service credit	$ 3,800	$ 0	$ (200)
Other Postretirement Benefit Plans Defined Benefit [Member]
Pension and Other Postretirement Benefits Disclosure [Line Items]
Defined Benefit Plan Service Cost	1,457	2,257	2,190
Defined Benefit Plan Interest Cost	6,846	6,848	7,801
Amortization of prior service credit	(3,800)	0	(200)
Recognized Net Actuarial Loss	0	1,892	2,162
Defined Benefit Plan Future Amortization Of Gain Loss	$ 4,503	$ 10,997	$ 11,953